Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Plan assets measured at fair value
Post-employment benefit liability (asset)	$ 962,497	$ 716,095	$ 520,473
Plan assets
Plan assets measured at fair value
Post-employment benefit liability (asset)	(1,515,030)	(1,703,058)	$ (1,993,762)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	208,565	300,549
Money market securities	880,808	912,626
Post-employment benefit liability (asset)	1,515,030	1,703,058
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	208,565	300,549
Money market securities	880,808	912,626
Post-employment benefit liability (asset)	1,515,030	1,703,058
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	152,367	227,004
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	152,367	227,004
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	273,290	262,879
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 273,290	$ 262,879